Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2013	$ 1,500		$ 136,675	$ 138,175
Balance, Shares at Dec. 31, 2013	15,000,000
Net loss			(95,084)	(95,084)
Balance at Dec. 31, 2014	$ 1,500		41,591	43,091
Balance, Shares at Dec. 31, 2014	15,000,000
Net loss			50,463	50,463
Balance at Dec. 31, 2015	$ 1,500		$ 92,054	93,554
Balance, Shares at Dec. 31, 2015	15,000,000
Net loss				(8,497)
Balance at Mar. 31, 2016				$ 85,057